Share-based compensation - Summary of share options outstanding (Details)	3 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	890,142	1,535,478	825,091	1,349,001
Weighted average remaining contractual life of options outstanding	4 years 9 months 3 days	5 years 6 months 25 days
Number of options exercisable (in shares)	516,355	1,003,393
0.0001 - 1.09
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	235,320	784,368
Weighted average remaining contractual life of options outstanding	2 years 5 months 23 days	4 years 2 months 15 days
Number of options exercisable (in shares)	235,320	784,368
0.0001 - 1.09 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
0.0001 - 1.09 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 1.09	$ 1.09
8.86 - 11.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	23,985	51,811
Weighted average remaining contractual life of options outstanding	6 years 8 months 26 days	7 years 8 months 15 days
Number of options exercisable (in shares)	21,242	35,126
8.86 - 11.06 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 8.86	$ 8.86
8.86 - 11.06 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 11.06	$ 11.06
15.79 - 16.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	170,877	246,312
Weighted average remaining contractual life of options outstanding	5 years 6 months 7 days	6 years 6 months 10 days
Number of options exercisable (in shares)	131,309	139,060
15.79 - 16.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 15.79	$ 15.79
15.79 - 16.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 16.00	$ 16.00
26.43 - 95.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	333,580	410,075
Weighted average remaining contractual life of options outstanding	5 years 7 months 13 days	6 years 10 months 6 days
Number of options exercisable (in shares)	113,748	31,646
26.43 - 95.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 26.43	$ 26.43
26.43 - 95.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 60.00	$ 60.00
60.01 - 95.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	126,380	42,912
Weighted average remaining contractual life of options outstanding	5 years 4 months 9 days	8 years 3 months 10 days
Number of options exercisable (in shares)	14,736	13,193
60.01 - 95.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 60.01	$ 60.01
60.01 - 95.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 95.12	$ 95.12